DEBT FACILITY	12 Months Ended
Feb. 28, 2013
DEBT FACILITY [Abstract]
DEBT FACILITY

11. DEBT FACILITY

        The Company has established a long term credit facility with Comerica Bank and Export Development Canada. As at February 28, 2013, this asset based credit facility was for a total of $35,000 plus $5,000 for letters of credit and foreign exchange facilities, with an additional $20,000 in additional credit (for total maximum credit of $60,000) with the agreement of the lenders. Credit availability is subject to ongoing compliance with borrowing covenants and short term assets on hand.

        As at February 28, 2013, the Company's current working capital position and position relative to the covenants supported access to $15,000 in cash and $5,000 for letter of credits and foreign exchange facilities. As at February 28, 2013, the Company had drawn $15,000 on the facility.

        As at February 28, 2013, the Company was in breach of one of the covenants then in place on the facility. However, the Company obtained a waiver of the breach from its lenders for a period through April 30, 2013, which eliminated any acceleration of repayment of the Company's obligation. The Company has a term sheet obtained from Comerica Bank, and approved by both lenders, to revise the terms of the credit facility. Under the revised terms the Company will have access to $20,000 plus $2,500 for letters of credit and foreign exchange facilities. The term sheet also contemplates that the covenants and other post-closing conditions will be amended effective May 1, 2013. The Company has prepared a plan intended to achieve ongoing compliance with the revised covenants and post-closing conditions. The Company has sufficient current assets to utilize the incremental credit provided through the revised arrangement. The arrangements in the term sheet are subject to definitive documentation and other customary conditions.

        The credit facility matures on May 31, 2014 and is secured by a first priority charge on all of the assets of DragonWave and its principal direct and indirect subsidiaries. Borrowing options under the credit facility include US dollar, Canadian dollar and Euro loans. Interest rates vary with market rate fluctuations, with loans bearing interest in the range of 3% to 4% above the applicable base rates. The terms of the credit facility include other customary terms, conditions, covenants, and representations and warranties. Direct costs associated with obtaining the debt facility such as closing fees, registration and legal expenses have been capitalized and will be amortized over the two year term of the facility. During the year ended February 28, 2013 the weighted average debt outstanding was $16,044, and the Company recognized $1,083 in interest expense related to the debt facility.